Postretirement Plans - Schedule of Actuarial Assumptions Used (Details) - Vencore Holding Corp. and KGS Holding Corp.	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Actuarial assumptions used to determine the net expense
Expected long‑term rate of return on assets	6.50%	6.50%
Defined benefit pension plans
Actuarial assumptions used to determine the benefit obligations
Discount rate	3.81%	4.48%
Actuarial assumptions used to determine the net expense
Discount rate	4.45%	4.67%
Expected long‑term rate of return on assets	6.50%	6.50%
Retiree medical plan
Actuarial assumptions used to determine the benefit obligations
Discount rate	3.69%	4.31%
Actuarial assumptions used to determine the net expense
Discount rate	4.31%	4.54%
Expected long‑term rate of return on assets	6.50%	6.50%